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November 6, 2019
W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Initial Registration Statement on Form S-3

Brighthouse Life Insurance Company of NY

Brighthouse Shield® Level Select 3-Year Annuity

To the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Initial Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The primary purpose for which the Initial Registration Statement is being filed is to register additional interests in the Contracts. Clarifying, editorial and/or updating changes may also be included.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

Shareholder

WTC

Attachment

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.

Dionne Sutton, Corporate Counsel, Brighthouse Financial, Inc.

Nathaniel Segal, Counsel, Vedder Price P.C.

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